Bank Loans (Details) - Bank Loan [Member]	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bank Loans [Line Items]
Percentage of weighted average interest rate for the short-term bank loans	3.14%	3.96%	4.33%
Percentage of weighted average interest rate for the long-term bank loans	3.63%	5.42%	4.05%